Share capital	12 Months Ended
Dec. 31, 2022
Share capital
Share capital

13Share capital

On 31 March 2022, the Parent Company’s common stock and warrants began trading on NASDAQ under the ticker symbols “SWVL” and “SWVLW,” respectively. The Parent Company is authorized to issue 555,000,000 shares, consisting of (a) 500,000,000 Class A Ordinary Shares with a par value of $0.0001 per share and (b) 55,000,000 preferred shares with a par value of $0.0001 per share.

Prior to the Transaction, Swvl Inc. had seven classes of authorized common stock, Swvl Inc.’s Common A shares, Common B shares, Class A shares, Class B shares, Class C shares, Class D shares and Class D-1 shares. As a result of the Transaction, each outstanding share of Swvl Inc. capital stock was converted into the right to receive newly issued shares of the Company’s Class A ordinary shares at the respective Conversion Ratio, and the contingent right to receive certain Earnout Shares, for each share of the Parent Company’s common shares.

a.Authorised and issued share capital prior to the transaction (recast)

	At 31 December 2020 (recast)
	Authorised	Issued
Common A shares	22,649,444	19,125,190
Common B shares	5,943,214	833,500
Class A shares	8,387,844	8,387,844
Class B shares	11,711,272	11,711,272
Class C shares	12,360,556	12,360,556
Class D shares	22,345,941	22,345,941
Class D-1 shares	10,524,441	10,524,441
	93,922,712	85,288,744

	At 31 December 2021 (recast)
	Authorised	Issued
Common A shares	22,649,444	19,125,190
Common B shares	5,943,214	833,500
Class A shares	8,387,844	8,387,844
Class B shares	11,711,272	11,711,272
Class C shares	12,360,556	12,360,556
Class D shares	22,345,941	22,345,941
Class D-1 shares	10,524,441	10,524,441
	93,922,712	85,288,744

13Share capital (continued)

The below table represents the recast components of share premium balance as of 31 December 2020 and 31 December 2021:

Share Premium
Issuance of shares to Swvl Inc. shareholders as of 31 December 2020	88,873,188
Issuance of shares to Swvl Inc. shareholders as of 31 December 2021	88,873,188

The below table summarizes the recasted number of shares and share capital outstanding as of 31 December 2020 and 31 December 2021:

	At 31 December 2020 (recast)
	Number	Share
	of shares	capital
Issuance of shares to Swvl Inc. shareholders	85,288,744	8,529
	85,288,744	8,529

	At 31 December 2021 (recast)
	Number	Share
	of shares	capital
Issuance of shares to Swvl Inc. shareholders	85,288,744	8,529
	85,288,744	8,529

b.Authorised and issued share capital after the transaction

	At 31 December 2022
	Authorised	Issued
Class A ordinary shares	500,000,000	139,026,084
Preferred shares	55,000,000	—
	555,000,000	139,026,084

Each Class A Ordinary share has a par value of $0.0001.

13Share capital (continued)

The below table summarizes the number of shares and share capital outstanding 31 December 2022:

	At 31 December 2022
	Number of shares	Share capital
Issuance of shares to Swvl Inc. shareholders	85,285,247	8,529
Issuance of shares to SPAC shareholders	13,949,000	1,395
Conversion of convertible notes	16,125,455	1,612
Issuance of shares to PIPE investors	3,966,400	397
Other shares issued during the year	19,699,982	1,970
	139,026,084	13,903

c.Share premium

The below table represents the components of share premium balance as of 31 December 2022:

At 31 December 2022
Share Premium
Issuance of shares to Swvl Inc. shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 35)	121,077,329
Other shares issued during the year	31,887,125
427,453,750
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of shares earnouts	(75,550,455)
343,435,529

13Share capital (continued)

d.Stock split

Subsequent to the date of the consolidated financial statements, the Group has restructured its authorised shares and issued ordinary shares as detailed below:

(a) The number of ordinary shares which the Group is authorised to issue has been decreased to 20,000,000 ordinary shares by the consolidation of every 25 ordinary shares of US$0.0001 par value each currently in issue into 1 ordinary share of US$0.0025 par value each; and

(b) the issued ordinary shares have been combined into a small number of shares, resulting in every 25 issued ordinary share being combined into 1 ordinary share with a par value of US$0.0025 each.

Following the restructuring, the Group is authorised to issue 20,000,000 ordinary shares and 55,000,000 preference shares. The restructuring was approved on 4 January 2023 and became effective on 25 January 2023.

The below table sets out the Group’s share structure as though the restructuring took effect retroactively during the year ended 31 December 2022:

	At 31 December 2022
	Authorised	Issued
Class A ordinary shares	20,000,000	5,561,043
Preferred shares	55,000,000	—
	75,000,000	5,561,043

	At 31 December 2022
	Number	Share
	of shares	capital
Issuance of shares to Swvl Inc. shareholders	3,411,600	8,529
Issuance of shares to SPAC shareholders	557,960	1,395
Conversion of convertible notes	645,018	1,612
Issuance of shares to PIPE investors	158,656	397
Other shares issued during the year	787,809	1,970
	5,561,043	13,903

At 31 December 2022
Share Premium
Issuance of shares to Swvl Inc. shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 35)	121,077,329
Other shares issued during the year	31,887,125
427,453,750
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
343,435,529